Commitments and contingencies - Contingencies (Details) € in Millions	1 Months Ended	3 Months Ended	36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Aug. 31, 2019 EUR (€)	Nov. 30, 2016 EUR (€)	Oct. 31, 2014 EUR (€)
Montpellier
Commitments and contingencies
Amount of repayments ordered by the European Commission				€ 9
European Commission examination on illegally received state aid
Commitments and contingencies
Number of state aid decisions appealed to the EU General Court			7
Number of state aid decisions appealed to the European Court of Justice		4
Number of state aid decisions appeals to the European Court of Justice discontinued	4
European Commission examination on illegally received state aid | Pau, Nimes, Angouleme, Altenburg and Zweibrucken
Commitments and contingencies
Amount of repayments ordered by the European Commission						€ 10
European Commission examination on illegally received state aid | Cagliari and Klagenfurt
Commitments and contingencies
Amount of repayments ordered by the European Commission					€ 13